Financial income (expense), Financial Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income [Abstract]
Interest income	€ 13.8	€ 24.5	€ 65.2
Financial income related to long-term employee benefit plan	0.0	0.1	0.0
Other finance income	2.8	0.2	0.0
TOTAL FINANCIAL INCOME	16.6	€ 24.8	€ 65.2
Other finance income fair value through profit and loss of quoted equity instruments	€ 2.1